UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

John Hancock Regional Bank Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 94.98%		$507,436,741

(Cost $327,982,039)

Financials 94.98%		507,436,741

Commercial Banks 80.09%
1st United Bancorp, Inc. (I)	627,074	3,611,946
Ameris Bancorp (I)	456,946	4,898,461
Anchor Bancorp (I)(V)	161,584	1,333,068
Bank of Marin Bancorp	20,751	804,101
Bar Harbor Bankshares	62,832	1,884,960
BB&T Corp.	795,281	21,623,690
Bond Street Holdings LLC, Class A (I)(S)	533,196	9,597,528
Bridge Capital Holdings (I)	20,913	226,279
Bryn Mawr Bank Corp.	383,894	7,720,108
BSB Bancorp, Inc. (I)	66,526	721,142
California United Bank (I)	152,292	1,507,691
Centerstate Banks, Inc.	711,554	5,016,456
Citizens Republic Bancorp, Inc. (I)	857,472	11,018,515
City Holding Company	65,330	2,321,828
Comerica, Inc.	165,668	4,584,034
Cullen/Frost Bankers, Inc.	401,171	22,333,190
East West Bancorp, Inc.	682,746	14,993,102
Evans Bancorp, Inc.	85,369	1,092,723
Fifth Third Bancorp	846,692	11,015,463
First California Financial Group, Inc. (I)	364,451	1,603,584
First Commonwealth Financial Corp.	146,277	810,375
First Horizon National Corp.	324,384	2,831,872
First Merchants Corp.	198,324	1,953,491
First Midwest Bancorp, Inc.	174,223	1,895,546
First Southern Bancorp, Inc., Class B (I)	140,985	1,268,865
FNB Corp.	1,289,898	15,117,605
Glacier Bancorp, Inc.	410,433	5,733,749
Hancock Holding Company	417,191	13,850,741
Heritage Commerce Corp. (I)	712,266	3,532,839
Heritage Financial Corp.	141,015	1,978,440
Heritage Oaks Bancorp (I)	1,064,426	4,204,483
Horizon Bancorp	39,435	709,830
Huntington Bancshares, Inc.	776,954	4,436,407
Independent Bank Corp. - MA	661,869	18,360,246
KeyCorp	306,679	2,382,896
M&T Bank Corp.	174,347	13,902,430
MainSource Financial Group, Inc.	16,520	155,123
MB Financial, Inc.	549,209	9,968,143
NewBridge Bancorp. (I)	168,120	664,074
Pacific Continental Corp.	318,618	2,822,955
Park Sterling Corp. (I)	592,415	2,594,778
Peoples Bancorp, Inc.	112,557	1,762,643
PNC Financial Services Group, Inc.	379,312	22,349,063
Prosperity Bancshares, Inc.	210,308	8,729,885
Sandy Spring Bancorp, Inc.	100,205	1,829,743
Sierra Bancorp	260,000	2,373,800
Southcoast Financial Corp. (I)	152,042	220,461
Southwest Bancorp, Inc. (I)	257,823	2,152,822
State Bank Financial Corp. (I)	174,754	2,794,316
Sun Bancorp, Inc. (I)	500,820	1,462,394
SunTrust Banks, Inc.	660,566	13,587,843
SVB Financial Group (I)	337,944	19,614,270

1

John Hancock Regional Bank Fund
As of 1-31-12 (Unaudited)

	Shares	Value
Financials (continued)

Synovus Financial Corp.	1,729,958	3,010,127
Talmer Bancorp Inc (I)(R)	830,801	6,258,296
TCF Financial Corp.	467,323	4,691,923
TriCo Bancshares	377,716	5,643,077
Trustmark Corp.	90,000	2,121,300
U.S. Bancorp	810,964	22,885,404
Union First Market Bankshares Corp.	266,473	3,661,339
United Bancorp, Inc. (I)	574,891	1,868,396
Univest Corp. of Pennsylvania	36,500	540,930
Washington Banking Company	130,863	1,732,626
Washington Trust Bancorp, Inc.	224,305	5,538,090
Wells Fargo & Company	819,378	23,934,031
WesBanco, Inc.	164,598	3,285,376
Westamerica Bancorp.	190,545	8,850,815
Wilshire Bancorp, Inc. (I)	1,037,847	3,632,465
Zions Bancorporation	967,131	16,286,486

Diversified Financial Services 7.31%
Bank of America Corp.	2,210,678	15,762,134
JPMorgan Chase & Company	623,904	23,271,619

Thrifts & Mortgage Finance 7.58%
Berkshire Hill Bancorp, Inc.	386,034	8,732,089
Cheviot Financial Corp.	188,078	1,534,716
Citizens South Banking Corp. (V)	635,611	2,478,883
First Defiance Financial Corp.	262,030	4,056,224
First Financial Holdings, Inc.	316,686	3,075,021
Flushing Financial Corp.	310,846	4,075,191
Heritage Financial Group, Inc.	174,238	2,001,995
Home Federal Bancorp, Inc.	220,191	2,270,169
Kaiser Federal Financial Group, Inc.	200,414	2,651,477
New York Community Bancorp, Inc.	215,662	2,736,751
Southern Missouri Bancorp Inc	50,178	1,118,969
WSFS Financial Corp.	148,312	5,770,825

	Shares	Value

Preferred Securities 0.45%		$2,387,435

(Cost $1,732,675)

Financials 0.45%		2,387,435

Commercial Banks 0.45%
First Southern Bancorp, Inc. (Florida) (I)	241	822,400
Monarch Financial Holdings, Inc., Series B, 7.800%	59,575	1,565,035

	Shares	Value

Warrants 0.88%		$4,711,823

(Cost $6,470,908)

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)(J)	97,059	1,209,957
Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)(J)	1,721,817	594,027
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)	176,192	1,030,723
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)(J)	199,422	1,344,736
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)(J)	117,116	235,403
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)(J)	63,055	83,863
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)	51,979	213,114

2

John Hancock Regional Bank Fund
As of 1-31-12 (Unaudited)

	Par value	Value

Short-Term Investments 1.40%		$7,500,000

(Cost $7,500,000)

Repurchase Agreement 1.40%		7,500,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at
0.010% to be repurchased at $7,500,002 on 2-1-12, collateralized by $7,635,000 Federal National Mortgage Association, 0.500% due
9-6-13 (valued at $7,653,839, including interest)	7,500,000	7,500,000

Total investments (Cost $343,685,622)† 97.71%		$522,035,999

Other assets and liabilities, net 2.29%		$12,224,651

Total net assets 100.00%		$534,260,650

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities were issued under the U.S. Treasury Department's Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

	Original			Ending	Value as a
	Acquisition	Acquisition	Beginning	share	percentage of	Value as of
Issuer, description	date	cost	share amount	amount	Fund's net assets	1-31-12

Talmer Bancorp, Inc.	4-30-10	$4,984,806	830,801	830,801	1.17%	$6,258,296

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. See notes to schedule of investments.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $345,993,403. Net unrealized appreciation aggregated $176,042,596, of which $197,069,799 related to appreciated investment securities and $21,027,203 related to depreciated investment securities.

3

John Hancock Regional Bank Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/12	Price	Inputs	Inputs

Industry
Commercial Banks	$434,192,795	$414,959,878	$12,152,221	$7,080,696
Diversified Financial Services	39,627,780	39,627,780	—	—
Thrifts & Mortgage Finance	40,715,424	40,715,424	—	—
Short-Term Investments	7,500,000	—	7,500,000	—
Total investments in Securities	$522,035,999	$495,303,082	$19,652,221	$7,080,696

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers in or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COMMERCIAL BANKS

Balance as of 10-31-11	$6,728,345
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	352,351
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 1-31-12	$ 7,080,696
Change in unrealized at period end*	352,351

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the

4

John Hancock Regional Bank Fund
As of 1-31-12 (Unaudited)

close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2012, is set forth below:

	Beginning share	Ending share	Realized	Dividend
Affiliate	amount	amount	gain (loss)	income	Ending value

Anchor Bancorp
Bought: 0 Sold: 0	161,584	161,584	-	-	$1,333,068
Citizens South Banking Corp.
Bought: 0 Sold: 0	635,611	635,611	-	$6,356	$2,478,883

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q1 1/12
3/12

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Small Cap Equity Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 98.62%		$423,148,943

(Cost $362,132,649)

Consumer Discretionary 16.19%		69,460,196

Auto Components 0.42%
Dorman Products, Inc. (I)	41,108	1,784,498

Hotels, Restaurants & Leisure 3.10%
Bally Technologies, Inc. (I)	110,491	4,664,930
Bravo Brio Restaurant Group, Inc. (I)	293,968	5,658,884
Buffalo Wild Wings, Inc. (I)	44,600	2,968,576

Household Durables 3.36%
iRobot Corp. (I)(L)	249,755	8,251,905
Tempur-Pedic International, Inc. (I)	92,347	6,160,468

Internet & Catalog Retail 1.42%
HomeAway, Inc. (I)	225,031	6,084,838

Media 3.07%
Imax Corp. (I)	636,974	13,191,732

Specialty Retail 3.44%
Lumber Liquidators Holdings, Inc. (I)	405,723	8,666,243
Teavana Holdings, Inc. (I)(L)	321,113	6,094,725

Textiles, Apparel & Luxury Goods 1.38%
G-III Apparel Group, Ltd. (I)	175,528	4,007,304
Steven Madden, Ltd. (I)	46,818	1,926,093

Consumer Staples 3.05%		13,109,105

Food Products 3.05%
Darling International, Inc. (I)	440,884	6,736,708
TreeHouse Foods, Inc. (I)	112,706	6,372,397

Energy 9.82%		42,147,150

Energy Equipment & Services 2.72%
Lufkin Industries, Inc.	155,183	11,672,865

Oil, Gas & Consumable Fuels 7.10%
Africa Oil Corp. (I)	2,564,995	4,348,750
Americas Petrogas, Inc. (I)	3,343,418	12,170,615
BlackPearl Resources, Inc. (I)	1,008,442	4,827,487
Ivanhoe Energy, Inc. (I)	4,024,295	4,185,267
Rosetta Resources, Inc. (I)	76,873	3,689,135
Solazyme, Inc. (I)	107,834	1,253,031

Financials 6.20%		26,615,562

Capital Markets 3.13%
Evercore Partners, Inc., Class A	312,892	8,820,425
Solar Senior Capital, Ltd.	283,653	4,623,544

Commercial Banks 0.59%
SVB Financial Group (I)	43,718	2,537,393

Consumer Finance 1.50%
Cash America International, Inc.	147,030	6,448,736

Real Estate Investment Trusts 0.98%
Equity Lifestyle Properties, Inc.	59,673	4,185,464

1

Small Cap Equity Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Health Care 10.46%		$44,885,428

Health Care Equipment & Supplies 4.41%
Align Technology, Inc. (I)(L)	400,916	9,445,581
Arthrocare Corp. (I)	112,676	3,482,815
Thoratec Corp. (I)	203,893	5,994,454

Health Care Providers & Services 3.50%
Coventry Health Care, Inc. (I)	180,324	5,422,343
Mednax, Inc. (I)	134,870	9,605,441

Pharmaceuticals 2.55%
Impax Laboratories, Inc. (I)	178,583	3,369,861
Par Pharmaceutical Companies, Inc. (I)	152,347	5,501,250
Salix Pharmaceuticals, Ltd. (I)	42,815	2,063,683

Industrials 13.47%		57,784,080

Aerospace & Defense 7.37%
BE Aerospace, Inc. (I)	156,223	6,592,611
Hexcel Corp. (I)	500,174	12,539,362
The KEYW Holding Corp. (I)	845,064	6,422,486
Triumph Group, Inc.	96,780	6,055,525

Airlines 1.04%
Copa Holdings SA, Class A	65,299	4,449,474

Building Products 3.54%
Quanex Building Products Corp.	390,881	6,422,175
Trex Company, Inc. (I)	352,740	8,755,007

Machinery 1.52%
Graham Corp.	300,066	6,547,440

Information Technology 29.78%		127,760,141

Communications Equipment 2.82%
KVH Industries, Inc. (I)(V)	1,297,725	12,107,774

Internet Software & Services 7.09%
Ancestry.com, Inc. (I)(L)	354,656	10,497,818
Bankrate, Inc. (I)	382,356	8,943,307
Demand Media, Inc. (I)	164,912	1,038,946
TechTarget, Inc. (I)	797,832	5,544,932
XO Group, Inc. (I)	534,141	4,401,322

IT Services 5.64%
Cardtronics, Inc. (I)	419,830	10,726,657
VeriFone Systems, Inc. (I)	240,961	10,289,035
Wright Express Corp. (I)	58,113	3,179,943

Semiconductors & Semiconductor Equipment 3.83%
Cavium Inc. (I)	342,118	10,995,673
Ceva, Inc. (I)	200,950	5,427,660

Software 10.40%
BroadSoft, Inc. (I)	250,213	6,975,938
Concur Technologies, Inc. (I)(L)	189,652	9,928,282
Fortinet, Inc. (I)	288,760	6,586,616
Monotype Imaging Holdings, Inc. (I)	588,642	9,188,702
RealPage, Inc. (I)	86,094	2,214,338
Ultimate Software Group, Inc. (I)	145,647	9,713,198

2

Small Cap Equity Fund
As of 1-31-12 (Unaudited)

		Shares	Value

Materials 9.65%			$41,387,281

Chemicals 3.26%
Karnalyte Resources, Inc. (I)		372,907	3,663,243
LSB Industries, Inc. (I)		111,464	3,906,813
Neo Material Technologies, Inc. (I)		771,188	6,422,080

Metals & Mining 6.39%
Avalon Rare Metals, Inc. (I)		1,585,327	5,375,598
Carpenter Technology Corp.		117,709	6,177,368
Focus Metals, Inc.		1,746,097	1,306,046
Pretium Resources, Inc. (I)		584,158	9,554,394
San Gold Corp. (I)		2,574,840	4,981,739

Warrants 0.03%			$131,098

(Cost $0)

Focus Metals Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)		873,048	108,837
Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price: CAD 4.60) (I)		558,105	22,261

	Yield	Shares	Value

Securities Lending Collateral 1.98%			$8,491,415
(Cost $8,488,788)

John Hancock Collateral Investment Trust (W)	0.3891% (Y)	848,361	8,491,415

		Par value	Value

Short-Term Investments 0.44%			$1,906,000

(Cost $1,906,000)

Repurchase Agreement 0.44%			1,906,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at
0.010% to be repurchased at $1,906,001 on 2-1-12, collateralized by $1,940,000 Federal National Mortgage Association, 0.500% due
9-6-13 (valued at $1,944,787, including interest)		$1,906,000	1,906,000

Total investments (Cost $372,527,437)† 101.07%			$433,677,456

Other assets and liabilities, net (1.07%)			($4,599,782)

Total net assets 100.00%			$429,077,674

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-12.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note to the Schedule of Investments.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $380,174,498. Net unrealized appreciation aggregated $53,502,958, of which $84,126,679 related to appreciated investment securities and $30,623,721 related to depreciated investment securities.

3

Small Cap Equity Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the Investment Company Act of 1940, as amended (1940 Act), are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2012 is set forth below:

		Ending	Realized
	Beginning	share	gain	Dividend	Ending
Affiliate	share amount	amount	(loss)	income	value

KVH Industries, Inc.
Bought: none Sold: none	1,297,725	1,297,725	--	--	$12,107,774

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q1 1/12
3/12

John Hancock

MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

John Hancock Financial Industries Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 90.84%		$211,365,780

(Cost $187,575,524)

Financials 88.62%		206,206,373

Capital Markets 20.15%
American Capital, Ltd. (I)	766,040	6,296,849
Ameriprise Financial, Inc.	151,763	8,126,909
Apollo Global Management LLC	143,236	2,131,352
Blackstone Group LP	318,116	5,029,414
Invesco, Ltd.	189,801	4,283,809
Janus Capital Group, Inc.	522,289	4,110,414
T. Rowe Price Group, Inc.	70,649	4,086,338
The Goldman Sachs Group, Inc.	64,506	7,190,484
Walter Investment Management Corp.	300,091	5,617,704

Commercial Banks 34.20%
1st United Bancorp, Inc. (I)	113,767	655,298
BB&T Corp.	166,714	4,532,954
Bridge Capital Holdings (I)	9,251	100,096
Citizens Republic Bancorp, Inc. (I)	82,637	1,061,885
Comerica, Inc.	43,759	1,210,812
East West Bancorp, Inc.	319,302	7,011,872
Evans Bancorp, Inc.	255	3,264
Fifth Third Bancorp	452,161	5,882,615
Glacier Bancorp, Inc.	188,692	2,636,027
Independent Bank Corp. - MA	49,771	1,380,648
KeyCorp	140,235	1,089,626
M&T Bank Corp.	7,425	592,070
MB Financial, Inc.	91,887	1,667,749
PNC Financial Services Group, Inc.	4	236
Prosperity Bancshares, Inc.	97,235	4,036,225
Southwest Bancorp, Inc. (I)	958	7,999
State Bank Financial Corp. (I)	74,447	1,190,408
Sun Bancorp, Inc. (I)	228,279	666,575
SunTrust Banks, Inc.	77,305	1,590,164
SVB Financial Group (I)	94,745	5,499,000
Synovus Financial Corp.	762,545	1,326,828
Talmer Bancorp, Inc. (I)(R)	381,604	2,874,564
U.S. Bancorp	432,305	12,199,647
Union First Market Bankshares Corp.	123,206	1,692,850
Wells Fargo & Company	398,441	11,638,462
Wilshire Bancorp, Inc. (I)	466,508	1,632,778
Zions Bancorporation	439,056	7,393,703

Consumer Finance 6.15%
American Express Company	145,238	7,282,233
Discover Financial Services	258,288	7,020,268

Diversified Financial Services 10.09%
Bank of America Corp.	935,298	6,668,675
Citigroup, Inc.	222,972	6,849,700
JPMorgan Chase & Company	267,189	9,966,150

Insurance 4.41%
ACE, Ltd.	87,489	6,089,234
Assured Guaranty, Ltd.	269,537	4,180,519

Real Estate Investment Trusts 10.96%
Campus Crest Communities, Inc.	111,500	1,191,935
CANMARC Real Estate Investment Trust	110,983	1,824,075

1

John Hancock Financial Industries Fund
As of 1-31-12 (Unaudited)

			Shares	Value

Financials (continued)

Coresite Realty Corp.			93,962	$1,883,938
DiamondRock Hospitality Company			149,778	1,578,660
Digital Realty Trust, Inc.			66,826	4,735,290
Excel Trust, Inc.			73,430	932,561
FelCor Lodging Trust, Inc. (I)			355,366	1,353,944
General Growth Properties, Inc.			150,381	2,373,012
Kimco Realty Corp.			109,448	1,997,426
Rouse Properties, Inc. (I)			5,640	69,710
Simon Property Group, Inc.			55,693	7,566,451

Real Estate Management & Development 1.43%
Altus Group Ltd.			303,565	1,662,084
The Howard Hughes Corp. (I)			32,017	1,659,121

Thrifts & Mortgage Finance 1.23%
First Defiance Financial Corp.			75,361	1,166,588
Flushing Financial Corp.			130,219	1,707,171

Information Technology 2.22%				5,159,407

IT Services 2.22%
Visa, Inc., Class A			51,266	5,159,407

Preferred Securities 0.73%				$1,685,210

(Cost $1,918,933)

Financials 0.73%				1,685,210

Real Estate Investment Trusts 0.73%
FelCor Lodging Trust, Inc., 8.000%			43,450	1,015,427
FelCor Lodging Trust, Inc., Series A, 1.950%			28,550	669,783

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.55%				$1,283,290

(Cost $1,155,357)

Financials 0.55%				1,283,290

Commercial Banks 0.55%
Regions Financial Corp.	7.375	12-10-37	1,448,000	1,283,290

			Shares	Value

Warrants 0.74%				$1,717,274

(Cost $3,807,812)

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)(J)			1,027,125	354,358
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			223,341	1,306,545
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)			13,749	56,371

Investment Companies 0.94%				$2,183,565

(Cost $3,001,430)

Financials 0.94%				2,183,565

AP Alternative Assets LP			242,546	2,183,565

2

John Hancock Financial Industries Fund
As of 1-31-12 (Unaudited)

	Par value	Value

Short-Term Investments 1.40%		$3,264,000

(Cost $3,264,000)

Repurchase Agreement 1.40%		3,264,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at
0.010% to be repurchased at $3,264,001 on 2-1-12, collateralized by $3,325,000 Federal National Mortgage Association, 0.500% due
9-6-13 (valued at $3,333,204, including interest)	3,264,000	3,264,000

Total investments (Cost $200,723,056)† 95.20%		$221,499,119

Other assets and liabilities, net 4.80%		$11,178,116

Total net assets 100.00%		$232,677,235

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities were issued under the U.S. Treasury Department's Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

	Original			Ending	Value as a
	Acquisition	Acquisition	Beginning	share	percentage of	Value as of
Issuer, description	date	cost	share amount	amount	Fund's net assets	1-31-12

Talmer Bank & Trust
Company	4-30-10	$2,289,624	381,604	381,604	1.23%	$2,874,564

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $202,198,281. Net unrealized appreciation aggregated $19,300,838, of which $33,905,011 related to appreciated investment securities and $14,604,173 related to depreciated investment securities.

3

John Hancock Financial Industries Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/12	Price	Inputs	Inputs

Common Stocks
Capital Markets	$46,873,273	$46,873,273	—	—
Commercial Banks	79,574,355	76,699,791	—	$2,874,564
Consumer Finance	14,302,501	14,302,501	—	—
Diversified Financial Services	23,484,525	23,484,525	—	—
Insurance	10,269,753	10,269,753	—	—
Real Estate Investment Trusts	25,507,002	25,507,002	—	—
Real Estate Management & Development	3,321,205	3,321,205	—	—
Thrifts & Mortgage Finance	2,873,759	2,873,759	—	—
IT Services	5,159,407	5,159,407	—	—
Preferred Securities
Real Estate Investment Trusts	1,685,210	1,685,210	—	—
Corporate Bonds
Commercial Banks	1,283,290	—	1,283,290	—
Warrants	1,717,274	1,717,274	—	—
Investment Companies	2,183,565	2,183,565	—	—
Short-Term Investments	3,264,000	—	3,264,000	—
Total investments in Securities	$221,499,119	$214,077,265	$4,547,290	$2,874,564

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers in or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

4

John Hancock Financial Industries Fund
As of 1-31-12 (Unaudited)

INVESTMENTS IN SECURITIES	COMMERCIAL BANKS

Balance as of 10- 31-11		$2,679,337
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		195,227
Purchases		-
Sales		-
Transfers into Level 3		-
Transfers out of Level 3		-
Balance as of 1-31-12		$2,874,564
Change in unrealized at period end*		195,227

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, are valued at their closing net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 26, 2012

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 26, 2012